Main consolidated entities - Tabular information (Details)	12 Months Ended
Dec. 31, 2017
Orange SA Business Unit France [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Orange Caraibe [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Generale de Telephone [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Orange Espagne [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Orange Polska and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	50.67%
Orange Belgium [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	52.91%
Orange Communications Luxembourg [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	52.91%
Orange Moldova [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	94.42%
Orange Romania [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	99.20%
Orange Slovensko [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Airtel in Burkina Faso [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	86.44%
Jordan Telecom and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	51.00%
Medi Telecom [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	49.00%
Orange Bissau [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	38.10%
Orange Cameroon [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	94.40%
Orange Cote d'Ivoire [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	72.87%
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	98.92%
Orange Guinee [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	38.17%
Orange Mali [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	29.65%
Orange RDC [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Sonatel [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	42.33%
Sonatel Mobiles [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	42.33%
Orange SA Business Unit Entreprise [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
GlobeCast Holding and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Network Related Services and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Orange Business Services Participations and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Orange SA Business Unit OI and SP [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
FT IMMO H and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
FT Marine and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Orange Studio and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
OCS [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	66.67%
Orange Brand Services Ltd [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Orange Bank [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	65.00%